Average Annual Total Returns - Invesco BulletShares 2022 High Yield Corporate Bond ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index (reflects no deduction for fees, expenses or taxes) 1Year	Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index (reflects no deduction for fees, expenses or taxes) 5Years	Nasdaq BulletShares® USD High Yield Corporate Bond 2022 Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg US Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg US Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg US Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Sep. 17, 2014	(0.06%)	5.78%	3.97%	(1.81%)	3.57%	1.79%	(0.08%)	3.47%	2.05%	2.12%	7.21%	4.44%	7.11%	8.59%	5.66%